Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593		55.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35%		June 15, 2016
Class A-2a Notes	$325,000,000.00	0.72%		March 15, 2018
Class A-2b Notes	$265,000,000.00	2.38844%	*	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.16%		November 15, 2019
Class A-4 Notes	$132,590,000.00	1.58%		August 15, 2020
Class B Notes	$55,270,000.00	2.04%		October 15, 2020
Class C Notes	$36,850,000.00	2.21%		January 15, 2021
Class D Notes	$36,850,000.00	2.71%		November 15, 2021
Total	$1,879,360,000.00
		* One-month LIBOR + 0.23%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$718,450.51

Principal:
Principal Collections	$12,524,563.84
Prepayments in Full	$4,376,779.90
Liquidation Proceeds	$84,354.24
Recoveries	$77,162.74
Sub Total	$17,062,860.72
Collections	$17,781,311.23

Purchase Amounts:
Purchase Amounts Related to Principal	$400,133.60
Purchase Amounts Related to Interest	$1,895.69
Sub Total	$402,029.29

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,183,340.52

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	41
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,183,340.52
Servicing Fee	$214,370.87	$214,370.87	$0.00	$0.00	$17,968,969.65
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,968,969.65
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$17,968,969.65
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$17,968,969.65
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$17,968,969.65
Interest - Class A-4 Notes	$154,750.14	$154,750.14	$0.00	$0.00	$17,814,219.51
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,814,219.51
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$17,720,260.51
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,720,260.51
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$17,652,395.09
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,652,395.09
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$17,569,175.51
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,569,175.51
Regular Principal Payment	$16,527,974.63	$16,527,974.63	$0.00	$0.00	$1,041,200.88
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,041,200.88
Residual Released to Depositor	$0.00	$1,041,200.88	$0.00	$0.00	$0.00
Total		$18,183,340.52

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$16,527,974.63
Total					$16,527,974.63
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$16,527,974.63	$124.65	$154,750.14	$1.17	$16,682,724.77	$125.82
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$16,527,974.63	$8.79	$399,794.14	$0.21	$16,927,768.77	$9.00

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$117,531,753.67	0.8864300	$101,003,779.04	0.7617752
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$246,501,753.67	0.1311626	$229,973,779.04	0.1223681

Pool Information
Weighted Average APR	3.542%	3.550%
Weighted Average Remaining Term	22.96	22.20
Number of Receivables Outstanding	28,734	27,801
Pool Balance	$257,245,047.89	$239,755,877.76
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$246,501,753.67	$229,973,779.04
Pool Factor	0.1325050	0.1234965

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,706,990.56
Yield Supplement Overcollateralization Amount	$9,782,098.72
Targeted Overcollateralization Amount	$9,782,098.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,782,098.72

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		88	$103,338.55
(Recoveries)		176	$77,162.74
Net Loss for Current Collection Period			$26,175.81
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1221%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5120%
Second Prior Collection Period			0.6676%
Prior Collection Period			0.5007%
Current Collection Period			0.1264%
Four Month Average (Current and Prior Three Collection Periods)			0.4517%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,049	$17,423,197.10
(Cumulative Recoveries)			$3,140,976.75
Cumulative Net Loss for All Collection Periods			$14,282,220.35
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7357%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,880.34
Average Net Loss for Receivables that have experienced a Realized Loss			$2,361.09

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.02%	390	$4,833,894.11
61-90 Days Delinquent	0.23%	41	$549,841.30
91-120 Days Delinquent	0.07%	9	$163,967.64
Over 120 Days Delinquent	0.39%	61	$943,110.60
Total Delinquent Receivables	2.71%	501	6,490,813.65

Repossession Inventory:
Repossessed in the Current Collection Period		15	$198,144.58
Total Repossessed Inventory		22	$302,419.65

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3863%
Prior Collection Period			0.3480%
Current Collection Period			0.3993%
Three Month Average			0.3779%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	41

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer